Profit Before Income Tax (Tables)	6 Months Ended
Jun. 30, 2023
Profit Before Income Tax [Abstract]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements	In addition to the expenses disclosed in the notes to the unaudited interim condensed consolidated financial statements, profit before income tax has been arrived at after charging the following material expenses:
	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Legal and professional fees	117,377	1,473,823	315,736
Director’s fees	141,000	5,435,664	1,164,477